Note 17 - Other Revenues - Other Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Licenses and others	€ 32	€ 35	€ 533
Total	€ 32	€ 35	€ 533